Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on the balance sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Oct. 09, 2020
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preference shares, par value	$ 0.0001
As Previously Reported [Member] | Class A Ordinary Share
Condensed Balance Sheet Statements, Captions [Line Items]
Temporary Equity, Par value	0.0001	$ 0.0001
Ordinary shares, par value	0.0001	0.0001
As Previously Reported [Member] | Class B Ordinary Share
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	0.0001	0.0001
Restatement Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preference shares, par value	0.0001
Restatement Adjustment [Member] | Class A Ordinary Share
Condensed Balance Sheet Statements, Captions [Line Items]
Temporary Equity, Par value	0.0001	0.0001
Ordinary shares, par value	0.0001	0.0001
Restatement Adjustment [Member] | Class B Ordinary Share
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	0.0001	0.0001
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preference shares, par value	0.0001
As Restated [Member] | Class A Ordinary Share
Condensed Balance Sheet Statements, Captions [Line Items]
Temporary Equity, Par value	0.0001	0.0001
Ordinary shares, par value	0.0001	0.0001
As Restated [Member] | Class B Ordinary Share
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001